Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Revenue	$ 443,556
Operating expenses:
General and administrative	412,709	$ 326,343
Total operating expenses	412,709	326,343
Income (loss) from operations	$ 30,847	$ (326,343)
Other income (expenses):
Total other expenses
Income (loss) from operations before income taxes	$ 30,847	$ (326,343)
Income tax expenses
Net loss	$ 30,847	$ (326,343)
Net loss per common share - basic and diluted	$ 0.00	$ (0.01)
Weighted average number of common shares outstanding - basic and diluted	32,162,745	24,000,000
Content Checked Inc [Member]
Operating expenses:
General and administrative			$ 401,029	$ 1,172,077
Total operating expenses			401,029	1,172,077
Other income (expenses):
Income (loss) from operations before income taxes			$ 401,029	$ 1,172,077
Income tax expenses
Net loss			$ 401,029	$ 1,172,077
Net loss per common share - basic and diluted			$ (0.40)	$ (1.17)
Weighted average number of common shares outstanding - basic and diluted			1,000,000	1,000,000
Previously Reported [Member]
Operating expenses:
Selling, general and administrative				$ 27,148	$ 16,760
Total operating expenses				27,148	16,760
Other income (expenses):
Income (loss) from operations before income taxes				$ (27,148)	$ (16,760)
Income tax expenses
Net loss				$ (27,148)	$ (16,760)
Net loss per common share - basic and diluted				$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding - basic and diluted				30,573,200	25,400,000